[SEC CORRESPONDENCE]

BRIGGS AND MORGAN

Professional Association

2200 IDS Center

Minneapolis, MN 55402

(612) 977-8400

September 3, 2009

Writer’s Direct Dial:	Writer’s E-mail:
(612) 977-8744	dknoer@briggs.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GREAT LAKES AVIATION, LTD.
PRE-EFFECTIVE AMENDMENT NO. 2 TO FORM S-1 (File No. 333-159256)

Ladies and Gentlemen:

On behalf of Great Lakes Aviation, Ltd. (the “Company”), attached please find an EDGAR transmission of a pre-effective amendment to the above-referenced registration statement pursuant to the Securities Act of 1933, as amended.

If you have any questions, please contact the undersigned at (612) 977-8744 or Michael O. Matthews, the Company’s Vice President and Chief Financial Officer, at (307) 432-7030.

Very truly yours,

/s/ Dennis L. Knoer
Dennis L. Knoer

cc:	Douglas Voss

Michael Matthews